Supplementary Financial Statements Information (Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Interest receivable	$ 13,355	$ 8,386
Due from Government institutions and income tax receivables	7,696	3,690
Prepaid expenses and vendor downpayments	4,996	5,164
Other	1,001	2,308
Other current assets	$ 27,048	$ 19,548